Note 10 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount	$ 621,658	$ 578,180
Accumulated amortization	239,551	199,418
Net	382,107	378,762
Customer Relationships [Member]
Gross carrying amount	436,034	403,976
Accumulated amortization	133,566	103,884
Net	302,468	300,092
Franchise Rights [Member]
Gross carrying amount	47,536	49,925
Accumulated amortization	33,320	29,930
Net	14,216	19,995
Trademarks and Trade Names [Member]
Gross carrying amount	29,729	29,765
Accumulated amortization	18,126	20,051
Net	11,603	9,714
Other Intangible Assets [Member]
Gross carrying amount	108,359	94,514
Accumulated amortization	54,539	45,553
Net	$ 53,820	$ 48,961